Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2011
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001097519
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2011
Prospectus Date	rr_ProspectusDate	Jul. 01, 2011
(Columbia Convertible Securities Fund ABCI) | (Columbia Convertible Securities Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	118.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C or Class I shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in convertible securities. The Fund may invest up to 15% of its total assets in Eurodollar convertible securities and up to an additional 20% of its total assets in foreign securities. Most convertible securities are not investment grade-rated. Convertible securities rated below investment grade may be referred to as "junk bonds." The Fund also may invest in other equity securities.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), looks for opportunities to participate in the potential growth of underlying common stocks, while seeking to earn income that is generally higher than the income those stocks provide. The Fund may sell common stocks short against positions in which the Fund has directly invested in convertible securities with no more than 10% of its assets.

The Adviser considers a number of factors in identifying investment opportunities and constructing the Fund's portfolio, including, among others:

  overall economic and market conditions;

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation; and

  the characteristics of the security, including its conversion feature.

The Adviser tries to limit conversion costs and generally sells securities when they take on the trading characteristics of the underlying common stock. The Adviser also may convert securities to common shares when it believes it's appropriate to do so.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Convertible Securities Risk -- Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) are more speculative than securities with higher ratings. These securities tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments than higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Short Sales Risk -- A short sale generally involves the sale by the Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Fund of a security it does own. In order to short sell a common stock, the Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Fund. Therefore, the Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class I shares prior to September 27, 2010, the date Class I shares commenced operations, are the returns of Class Z shares of the Fund, which are not offered in this prospectus. Class I shares would have annual returns substantially similar to those of Class Z shares because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class I shares and Class Z shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[39]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:   3rd quarter 2009:    12.42%
Worst:  4th quarter 2008:   -17.91%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the BofAML All Convertibles All Qualities Index, which measures the performance of U.S. dollar-denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

(Columbia Convertible Securities Fund ABCI) | (Columbia Convertible Securities Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[15]
Management fees	rr_ManagementFeesOverAssets	0.82%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.32%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	682
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	950
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,238
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,057
Annual Return 2001	rr_AnnualReturn2001	(7.90%)
Annual Return 2002	rr_AnnualReturn2002	(9.63%)
Annual Return 2003	rr_AnnualReturn2003	25.95%
Annual Return 2004	rr_AnnualReturn2004	10.85%
Annual Return 2005	rr_AnnualReturn2005	3.22%
Annual Return 2006	rr_AnnualReturn2006	9.73%
Annual Return 2007	rr_AnnualReturn2007	6.39%
Annual Return 2008	rr_AnnualReturn2008	(33.44%)
Annual Return 2009	rr_AnnualReturn2009	33.17%
Annual Return 2010	rr_AnnualReturn2010	19.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 5.68%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.91%)
1 Year	rr_AverageAnnualReturnYear01	12.18%
5 Years	rr_AverageAnnualReturnYear05	3.03%
10 Years	rr_AverageAnnualReturnYear10	3.37%
(Columbia Convertible Securities Fund ABCI) | (Columbia Convertible Securities Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.97%
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	1.92%
(Columbia Convertible Securities Fund ABCI) | (Columbia Convertible Securities Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.01%
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	2.21%
(Columbia Convertible Securities Fund ABCI) | (Columbia Convertible Securities Fund) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[21]
Management fees	rr_ManagementFeesOverAssets	0.82%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.07%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	689
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	929
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,294
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,191
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	629
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,094
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,191
1 Year	rr_AverageAnnualReturnYear01	13.25%
5 Years	rr_AverageAnnualReturnYear05	3.18%
10 Years	rr_AverageAnnualReturnYear10	3.20%
(Columbia Convertible Securities Fund ABCI) | (Columbia Convertible Securities Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[20]
Management fees	rr_ManagementFeesOverAssets	0.82%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.07%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	289
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	629
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,094
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,383
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	629
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,094
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,383
1 Year	rr_AverageAnnualReturnYear01	17.21%
5 Years	rr_AverageAnnualReturnYear05	3.48%
10 Years	rr_AverageAnnualReturnYear10	3.20%
(Columbia Convertible Securities Fund ABCI) | (Columbia Convertible Securities Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.82%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.90%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	272
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	484
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,094
1 Year	rr_AverageAnnualReturnYear01	19.50%
5 Years	rr_AverageAnnualReturnYear05	4.56%
10 Years	rr_AverageAnnualReturnYear10	4.25%
(Columbia Convertible Securities Fund ABCI) | (Columbia Convertible Securities Fund) | BofAML All Convertibles All Qualities Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.77%
5 Years	rr_AverageAnnualReturnYear05	5.71%
10 Years	rr_AverageAnnualReturnYear10	4.97%
(Columbia Convertible Securities Fund Z) | (Columbia Convertible Securities Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	118.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in convertible securities. The Fund may invest up to 15% of its total assets in Eurodollar convertible securities and up to an additional 20% of its total assets in foreign securities. Most convertible securities are not investment grade-rated. Convertible securities rated below investment grade may be referred to as "junk bonds." The Fund also may invest in other equity securities.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), looks for opportunities to participate in the potential growth of underlying common stocks, while seeking to earn income that is generally higher than the income those stocks provide. The Fund may sell common stocks short against positions in which the Fund has directly invested in convertible securities with no more than 10% of its assets.

The Adviser considers a number of factors in identifying investment opportunities and constructing the Fund's portfolio, including, among others:

  overall economic and market conditions;

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation; and

  the characteristics of the security, including its conversion feature.

The Adviser tries to limit conversion costs and generally sells securities when they take on the trading characteristics of the underlying common stock. The Adviser also may convert securities to common shares when it believes it's appropriate to do so.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Convertible Securities Risk -- Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

  Low and Below Investment Grade Securities Risk -- Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) are more speculative than securities with higher ratings. These securities tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments than higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Interest Rate Risk -- Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk -- Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Short Sales Risk -- A short sale generally involves the sale by the Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Fund of a security it does own. In order to short sell a common stock, the Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Fund. Therefore, the Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[38]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:     3rd quarter 2009:     12.48%
Worst:    4th quarter 2008:    -17.85%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the BofAML All Convertibles All Qualities Index, which measures the performance of U.S. dollar-denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Convertible Securities Fund Z) | (Columbia Convertible Securities Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.82%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.07%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	319
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	570
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,287
Annual Return 2001	rr_AnnualReturn2001	(7.66%)
Annual Return 2002	rr_AnnualReturn2002	(9.40%)
Annual Return 2003	rr_AnnualReturn2003	26.15%
Annual Return 2004	rr_AnnualReturn2004	11.11%
Annual Return 2005	rr_AnnualReturn2005	3.48%
Annual Return 2006	rr_AnnualReturn2006	10.00%
Annual Return 2007	rr_AnnualReturn2007	6.65%
Annual Return 2008	rr_AnnualReturn2008	(33.27%)
Annual Return 2009	rr_AnnualReturn2009	33.59%
Annual Return 2010	rr_AnnualReturn2010	19.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 5.66%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.85%)
1 Year	rr_AverageAnnualReturnYear01	19.41%
5 Years	rr_AverageAnnualReturnYear05	4.55%
10 Years	rr_AverageAnnualReturnYear10	4.24%
(Columbia Convertible Securities Fund Z) | (Columbia Convertible Securities Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.98%
5 Years	rr_AverageAnnualReturnYear05	2.81%
10 Years	rr_AverageAnnualReturnYear10	2.70%
(Columbia Convertible Securities Fund Z) | (Columbia Convertible Securities Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.66%
5 Years	rr_AverageAnnualReturnYear05	3.18%
10 Years	rr_AverageAnnualReturnYear10	2.91%
(Columbia Convertible Securities Fund Z) | (Columbia Convertible Securities Fund) | BofAML All Convertibles All Qualities Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.77%
5 Years	rr_AverageAnnualReturnYear05	5.71%
10 Years	rr_AverageAnnualReturnYear10	4.97%
(Columbia Large Cap Value Fund ABCIRW) | (Columbia Large Cap Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 17 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I, Class R or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 1000 Value Index at the time of purchase (between $243 million and $425 billion as of May 31, 2011), that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

The Adviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Adviser considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Adviser may sell a security when the security's price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk -- Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Real Estate Investment Trusts Risk -- Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class R shares include the returns of the Fund's Class A shares for periods prior to January 23, 2006, the date Class R shares were initially offered by the Fund. The returns shown do not reflect any differences in expenses. If differences in expenses had been reflected, the returns shown for Class R shares for periods prior to January 23, 2006 would be lower.

The returns shown for Class I shares include the returns of the Fund's Class Z shares, which are not offered in this prospectus, for periods prior to September 27, 2010, the date Class I shares were initially offered by the Fund. The returns shown for Class W shares include the returns of the Fund's Class A shares (without applicable sales charges), for periods prior to September 27, 2010, the date Class W shares were initially offered by the Fund. Class I shares would have annual returns substantially similar to those of Class Z shares, and Class W shares would have annual returns substantially similar to those of Class A shares (without applicable sales charges), because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class Z shares and Class A shares have not been adjusted to reflect any differences in expenses between Class I shares and Class Z shares or between Class W shares and Class A shares, respectively. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[31]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:     2nd quarter 2003:     16.50%
Worst:    4th quarter 2008:    -22.02%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell 1000 Value Index, which measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

(Columbia Large Cap Value Fund ABCIRW) | (Columbia Large Cap Value Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[15]
Management fees	rr_ManagementFeesOverAssets	0.69%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.19%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	682
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	924
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,184
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,929
Annual Return 2001	rr_AnnualReturn2001	(7.45%)
Annual Return 2002	rr_AnnualReturn2002	(19.32%)
Annual Return 2003	rr_AnnualReturn2003	31.22%
Annual Return 2004	rr_AnnualReturn2004	13.37%
Annual Return 2005	rr_AnnualReturn2005	8.89%
Annual Return 2006	rr_AnnualReturn2006	17.68%
Annual Return 2007	rr_AnnualReturn2007	2.53%
Annual Return 2008	rr_AnnualReturn2008	(37.32%)
Annual Return 2009	rr_AnnualReturn2009	22.37%
Annual Return 2010	rr_AnnualReturn2010	14.15%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 3.71%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2003:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.02%)
1 Year	rr_AverageAnnualReturnYear01	7.61%
5 Years	rr_AverageAnnualReturnYear05	(0.08%)
10 Years	rr_AverageAnnualReturnYear10	1.88%
(Columbia Large Cap Value Fund ABCIRW) | (Columbia Large Cap Value Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.41%
5 Years	rr_AverageAnnualReturnYear05	(0.80%)
10 Years	rr_AverageAnnualReturnYear10	1.14%
(Columbia Large Cap Value Fund ABCIRW) | (Columbia Large Cap Value Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.18%
5 Years	rr_AverageAnnualReturnYear05	(0.05%)
10 Years	rr_AverageAnnualReturnYear10	1.45%
(Columbia Large Cap Value Fund ABCIRW) | (Columbia Large Cap Value Fund) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[21]
Management fees	rr_ManagementFeesOverAssets	0.69%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.94%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	689
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	901
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,240
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,063
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	601
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,040
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,063
1 Year	rr_AverageAnnualReturnYear01	8.30%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	1.70%
(Columbia Large Cap Value Fund ABCIRW) | (Columbia Large Cap Value Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[20]
Management fees	rr_ManagementFeesOverAssets	0.69%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.94%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	289
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	601
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,040
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,258
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	601
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,040
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,258
1 Year	rr_AverageAnnualReturnYear01	12.30%
5 Years	rr_AverageAnnualReturnYear05	0.34%
10 Years	rr_AverageAnnualReturnYear10	1.71%
(Columbia Large Cap Value Fund ABCIRW) | (Columbia Large Cap Value Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.69%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.73%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	906
1 Year	rr_AverageAnnualReturnYear01	14.54%
5 Years	rr_AverageAnnualReturnYear05	1.38%
10 Years	rr_AverageAnnualReturnYear10	2.75%
(Columbia Large Cap Value Fund ABCIRW) | (Columbia Large Cap Value Fund) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.69%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.44%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	448
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	779
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,717
1 Year	rr_AverageAnnualReturnYear01	13.87%
5 Years	rr_AverageAnnualReturnYear05	0.86%
10 Years	rr_AverageAnnualReturnYear10	2.36%
(Columbia Large Cap Value Fund ABCIRW) | (Columbia Large Cap Value Fund) | Class W Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.69%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.19%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	370
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	647
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,436
1 Year	rr_AverageAnnualReturnYear01	14.25%
5 Years	rr_AverageAnnualReturnYear05	1.12%
10 Years	rr_AverageAnnualReturnYear10	2.49%
(Columbia Large Cap Value Fund ABCIRW) | (Columbia Large Cap Value Fund) | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
(Columbia Large Cap Value Fund Y) | (Columbia Large Cap Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Y shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 1000 Value Index at the time of purchase (between $243 million and $425 billion as of May 31, 2011), that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

The Adviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Adviser considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Adviser may sell a security when the security's price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk -- Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Real Estate Investment Trusts Risk -- Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Fund's Class Z shares for periods prior to July 15, 2009, the date on which Class Y shares were initially offered by the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because each of the Fund's share classes is invested in the same portfolio of securities and its returns would differ only to the extent its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class Y shares and Class Z shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Y shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[33]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Y shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2003:     16.53%
Worst:   4th quarter 2008:    -21.95%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell 1000 Value Index, which measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Large Cap Value Fund Y) | (Columbia Large Cap Value Fund) | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.69%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	906
Annual Return 2001	rr_AnnualReturn2001	(7.09%)
Annual Return 2002	rr_AnnualReturn2002	(19.20%)
Annual Return 2003	rr_AnnualReturn2003	31.62%
Annual Return 2004	rr_AnnualReturn2004	13.62%
Annual Return 2005	rr_AnnualReturn2005	9.15%
Annual Return 2006	rr_AnnualReturn2006	17.92%
Annual Return 2007	rr_AnnualReturn2007	2.78%
Annual Return 2008	rr_AnnualReturn2008	(37.18%)
Annual Return 2009	rr_AnnualReturn2009	22.87%
Annual Return 2010	rr_AnnualReturn2010	14.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 3.82%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2003:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.95%)
1 Year	rr_AverageAnnualReturnYear01	14.68%
5 Years	rr_AverageAnnualReturnYear05	1.42%
10 Years	rr_AverageAnnualReturnYear10	2.78%
(Columbia Large Cap Value Fund Y) | (Columbia Large Cap Value Fund) | Class Y Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.40%
5 Years	rr_AverageAnnualReturnYear05	0.65%
10 Years	rr_AverageAnnualReturnYear10	1.97%
(Columbia Large Cap Value Fund Y) | (Columbia Large Cap Value Fund) | Class Y Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.87%
5 Years	rr_AverageAnnualReturnYear05	1.22%
10 Years	rr_AverageAnnualReturnYear10	2.20%
(Columbia Large Cap Value Fund Y) | (Columbia Large Cap Value Fund) | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
(Columbia Large Cap Value Fund Z) | (Columbia Large Cap Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 1000 Value Index at the time of purchase (between $243 million and $425 billion as of May 31, 2011), that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

The Adviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Adviser considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Adviser may sell a security when the security's price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk -- Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Real Estate Investment Trusts Risk -- Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[32]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:   2nd quarter 2003:     16.53%
Worst:  4th quarter 2008:    -21.95%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell 1000 Value Index, which measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Large Cap Value Fund Z) | (Columbia Large Cap Value Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.69%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.94%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	292
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	512
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,147
Annual Return 2001	rr_AnnualReturn2001	(7.09%)
Annual Return 2002	rr_AnnualReturn2002	(19.20%)
Annual Return 2003	rr_AnnualReturn2003	31.62%
Annual Return 2004	rr_AnnualReturn2004	13.62%
Annual Return 2005	rr_AnnualReturn2005	9.15%
Annual Return 2006	rr_AnnualReturn2006	17.92%
Annual Return 2007	rr_AnnualReturn2007	2.78%
Annual Return 2008	rr_AnnualReturn2008	(37.18%)
Annual Return 2009	rr_AnnualReturn2009	22.76%
Annual Return 2010	rr_AnnualReturn2010	14.40%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 3.77%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2003:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.95%)
1 Year	rr_AverageAnnualReturnYear01	14.40%
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	2.74%
(Columbia Large Cap Value Fund Z) | (Columbia Large Cap Value Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.15%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	1.94%
(Columbia Large Cap Value Fund Z) | (Columbia Large Cap Value Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.66%
5 Years	rr_AverageAnnualReturnYear05	1.17%
10 Years	rr_AverageAnnualReturnYear10	2.18%
(Columbia Large Cap Value Fund Z) | (Columbia Large Cap Value Fund) | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I, Class R, Class R4 or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Value Index at the time of purchase (between $243 million and $51 billion as of May 31, 2011), that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

The Adviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Adviser considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Adviser may sell a security when the security's price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk -- Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Real Estate Investment Trusts Risk -- Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date of the Fund's Class A shares, Class B shares, and Class C shares is November 20, 2001, and the inception date of the Fund's Class R shares is January 23, 2006. The returns shown for Class R shares include the returns of Class A shares for periods prior to January 23, 2006. The returns shown reflect applicable sales charges, but have not been adjusted to reflect any differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to January 23, 2006 would be lower.

The returns shown for Class I shares and Class W shares include the returns of the Fund's Class Z shares, which are not offered in this prospectus, and the Fund's Class A shares (without applicable sales charges), respectively, for periods prior to September 27, 2010, when Class I shares and Class W shares commenced operations. Class R4 shares commenced operations on March 7, 2011; therefore, calendar year performance for this share class is not yet available. The average annual total return table includes the returns of Class A shares without deduction of applicable sales charges. Class I shares would have annual returns substantially similar to those of Class Z shares, and Class W shares and Class R4 shares would have annual returns substantially similar to those of Class A shares (without applicable sales charges), because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class I shares and Class Z shares, or between Class R4 shares or Class W shares and Class A shares, respectively. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[42]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:     20.74%
Worst: 4th quarter 2008:    -27.98%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell Midcap Value Index, which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[15]
Management fees	rr_ManagementFeesOverAssets	0.70%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	919
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,172
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,892
Annual Return 2002	rr_AnnualReturn2002	(13.24%)
Annual Return 2003	rr_AnnualReturn2003	36.53%
Annual Return 2004	rr_AnnualReturn2004	20.64%
Annual Return 2005	rr_AnnualReturn2005	15.02%
Annual Return 2006	rr_AnnualReturn2006	16.74%
Annual Return 2007	rr_AnnualReturn2007	7.38%
Annual Return 2008	rr_AnnualReturn2008	(41.78%)
Annual Return 2009	rr_AnnualReturn2009	32.25%
Annual Return 2010	rr_AnnualReturn2010	22.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 7.22%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.98%)
1 Year	rr_AverageAnnualReturnYear01	15.82%
5 Years	rr_AverageAnnualReturnYear05	2.27%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.62%
5 Years	rr_AverageAnnualReturnYear05	1.57%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.51%
5 Years	rr_AverageAnnualReturnYear05	1.84%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Class A Shares | returns before taxes (without sales charges)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.93%
5 Years	rr_AverageAnnualReturnYear05	3.48%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[21]
Management fees	rr_ManagementFeesOverAssets	0.70%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.20%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	897
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,226
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,027
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	597
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,026
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,027
1 Year	rr_AverageAnnualReturnYear01	17.01%
5 Years	rr_AverageAnnualReturnYear05	2.36%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[20]
Management fees	rr_ManagementFeesOverAssets	0.70%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.20%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	597
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,026
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,222
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	597
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,026
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,222
1 Year	rr_AverageAnnualReturnYear01	21.02%
5 Years	rr_AverageAnnualReturnYear05	2.71%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.70%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	894
1 Year	rr_AverageAnnualReturnYear01	23.29%
5 Years	rr_AverageAnnualReturnYear05	3.75%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.70%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.20%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,680
1 Year	rr_AverageAnnualReturnYear01	22.60%
5 Years	rr_AverageAnnualReturnYear05	3.22%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Class R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.70%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Class W Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.70%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
1 Year	rr_AverageAnnualReturnYear01	22.93%
5 Years	rr_AverageAnnualReturnYear05	3.48%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
(Columbia Mid Cap Value Fund ABCIRR4W) | (Columbia Mid Cap Value Fund) | Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.75%
5 Years	rr_AverageAnnualReturnYear05	4.08%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
(Columbia Mid Cap Value Fund Y) | (Columbia Mid Cap Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Y shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Value Index at the time of purchase (between $243 million and $51 billion as of May 31, 2011), that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

The Adviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Adviser considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Adviser may sell a security when the security's price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk -- Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Real Estate Investment Trusts Risk -- Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Fund's Class Z shares for periods prior to July 15, 2009, the date on which Class Y shares were initially offered by the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because each of the Fund's share classes is invested in the same portfolio of securities and its returns would differ only to the extent its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class Y shares and Class Z shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Y shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[44]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Y shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:     21.00%
Worst: 4th quarter 2008:    -27.91%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell Midcap Value Index, which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Mid Cap Value Fund Y) | (Columbia Mid Cap Value Fund) | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.70%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
Annual Return 2002	rr_AnnualReturn2002	(13.09%)
Annual Return 2003	rr_AnnualReturn2003	36.89%
Annual Return 2004	rr_AnnualReturn2004	20.89%
Annual Return 2005	rr_AnnualReturn2005	15.27%
Annual Return 2006	rr_AnnualReturn2006	17.09%
Annual Return 2007	rr_AnnualReturn2007	7.65%
Annual Return 2008	rr_AnnualReturn2008	(41.64%)
Annual Return 2009	rr_AnnualReturn2009	32.57%
Annual Return 2010	rr_AnnualReturn2010	23.19%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 7.31%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.91%)
1 Year	rr_AverageAnnualReturnYear01	23.19%
5 Years	rr_AverageAnnualReturnYear05	3.74%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
(Columbia Mid Cap Value Fund Y) | (Columbia Mid Cap Value Fund) | Class Y Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.92%
5 Years	rr_AverageAnnualReturnYear05	2.98%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
(Columbia Mid Cap Value Fund Y) | (Columbia Mid Cap Value Fund) | Class Y Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.37%
5 Years	rr_AverageAnnualReturnYear05	3.10%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
(Columbia Mid Cap Value Fund Y) | (Columbia Mid Cap Value Fund) | Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.75%
5 Years	rr_AverageAnnualReturnYear05	4.08%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
(Columbia Mid Cap Value Fund Z) | (Columbia Mid Cap Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Value Index at the time of purchase (between $243 million and $51 billion as of May 31, 2011), that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

The Adviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Adviser considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Adviser may sell a security when the security's price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk -- Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Real Estate Investment Trusts Risk -- Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[43]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:     20.92%
Worst: 4th quarter 2008:    -27.91%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell Midcap Value Index, which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Mid Cap Value Fund Z) | (Columbia Mid Cap Value Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.70%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Annual Return 2002	rr_AnnualReturn2002	(13.09%)
Annual Return 2003	rr_AnnualReturn2003	36.89%
Annual Return 2004	rr_AnnualReturn2004	20.89%
Annual Return 2005	rr_AnnualReturn2005	15.27%
Annual Return 2006	rr_AnnualReturn2006	17.09%
Annual Return 2007	rr_AnnualReturn2007	7.65%
Annual Return 2008	rr_AnnualReturn2008	(41.64%)
Annual Return 2009	rr_AnnualReturn2009	32.54%
Annual Return 2010	rr_AnnualReturn2010	23.21%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 7.28%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.91%)
1 Year	rr_AverageAnnualReturnYear01	23.21%
5 Years	rr_AverageAnnualReturnYear05	3.74%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
(Columbia Mid Cap Value Fund Z) | (Columbia Mid Cap Value Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.95%
5 Years	rr_AverageAnnualReturnYear05	2.99%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
(Columbia Mid Cap Value Fund Z) | (Columbia Mid Cap Value Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.38%
5 Years	rr_AverageAnnualReturnYear05	3.10%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
(Columbia Mid Cap Value Fund Z) | (Columbia Mid Cap Value Fund) | Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.75%
5 Years	rr_AverageAnnualReturnYear05	4.08%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2001
(Columbia Small Cap Value Fund II ABCIR) | (Columbia Small Cap Value Fund II)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 17 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I or Class R shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase (between $27 million and $5.4 billion as of May 31, 2011), that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

The Adviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Adviser considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Adviser may sell a security when the security's price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk -- Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Real Estate Investment Trusts Risk -- Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class I shares prior to September 27, 2010, the date Class I shares commenced operations, are the returns of Class Z shares of the Fund, which are not offered in this prospectus. Class I shares would have annual returns substantially similar to those of Class Z shares because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class I shares and Class Z shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[49]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:     21.81%
Worst: 4th quarter 2008:    -23.89%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell 2000 Value Index, which measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

(Columbia Small Cap Value Fund II ABCIR) | (Columbia Small Cap Value Fund II) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[15]
Management fees	rr_ManagementFeesOverAssets	0.82%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.35%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	701
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	974
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,268
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,102
Annual Return 2003	rr_AnnualReturn2003	41.65%
Annual Return 2004	rr_AnnualReturn2004	23.86%
Annual Return 2005	rr_AnnualReturn2005	8.63%
Annual Return 2006	rr_AnnualReturn2006	16.76%
Annual Return 2007	rr_AnnualReturn2007	2.68%
Annual Return 2008	rr_AnnualReturn2008	(33.78%)
Annual Return 2009	rr_AnnualReturn2009	24.94%
Annual Return 2010	rr_AnnualReturn2010	25.37%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 9.58%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.89%)
1 Year	rr_AverageAnnualReturnYear01	18.13%
5 Years	rr_AverageAnnualReturnYear05	3.23%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2002
(Columbia Small Cap Value Fund II ABCIR) | (Columbia Small Cap Value Fund II) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.10%
5 Years	rr_AverageAnnualReturnYear05	2.79%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2002
(Columbia Small Cap Value Fund II ABCIR) | (Columbia Small Cap Value Fund II) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.82%
5 Years	rr_AverageAnnualReturnYear05	2.68%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2002
(Columbia Small Cap Value Fund II ABCIR) | (Columbia Small Cap Value Fund II) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[21]
Management fees	rr_ManagementFeesOverAssets	0.82%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.10%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	2.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	709
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	954
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,325
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,236
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	654
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,125
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,236
1 Year	rr_AverageAnnualReturnYear01	19.36%
5 Years	rr_AverageAnnualReturnYear05	3.30%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2002
(Columbia Small Cap Value Fund II ABCIR) | (Columbia Small Cap Value Fund II) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[20]
Management fees	rr_ManagementFeesOverAssets	0.82%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.10%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	2.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	309
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	654
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,125
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,428
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	654
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,125
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,428
1 Year	rr_AverageAnnualReturnYear01	23.38%
5 Years	rr_AverageAnnualReturnYear05	3.65%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2002
(Columbia Small Cap Value Fund II ABCIR) | (Columbia Small Cap Value Fund II) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.82%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.86%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
1 Year	rr_AverageAnnualReturnYear01	25.77%
5 Years	rr_AverageAnnualReturnYear05	4.70%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2002
(Columbia Small Cap Value Fund II ABCIR) | (Columbia Small Cap Value Fund II) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.82%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.60%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	501
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	867
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,897
1 Year	rr_AverageAnnualReturnYear01	24.95%
5 Years	rr_AverageAnnualReturnYear05	4.16%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2002
(Columbia Small Cap Value Fund II ABCIR) | (Columbia Small Cap Value Fund II) | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2002
(Columbia Small Cap Value Fund II Z) | (Columbia Small Cap Value Fund II)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase (between $27 million and $5.4 billion as of May 31, 2011), that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

The Adviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Adviser considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Adviser may sell a security when the security's price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk -- Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Real Estate Investment Trusts Risk -- Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[50]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:   3rd quarter 2009:     21.78%
Worst:  4th quarter 2008:    -23.81%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell 2000 Value Index, which measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Small Cap Value Fund II Z) | (Columbia Small Cap Value Fund II) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.82%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.10%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	346
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	602
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,337
Annual Return 2003	rr_AnnualReturn2003	42.04%
Annual Return 2004	rr_AnnualReturn2004	24.16%
Annual Return 2005	rr_AnnualReturn2005	8.98%
Annual Return 2006	rr_AnnualReturn2006	16.99%
Annual Return 2007	rr_AnnualReturn2007	2.96%
Annual Return 2008	rr_AnnualReturn2008	(33.63%)
Annual Return 2009	rr_AnnualReturn2009	25.14%
Annual Return 2010	rr_AnnualReturn2010	25.64%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 9.74%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.81%)
1 Year	rr_AverageAnnualReturnYear01	25.64%
5 Years	rr_AverageAnnualReturnYear05	4.68%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2002
(Columbia Small Cap Value Fund II Z) | (Columbia Small Cap Value Fund II) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.57%
5 Years	rr_AverageAnnualReturnYear05	4.20%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2002
(Columbia Small Cap Value Fund II Z) | (Columbia Small Cap Value Fund II) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.75%
5 Years	rr_AverageAnnualReturnYear05	3.92%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2002
(Columbia Small Cap Value Fund II Z) | (Columbia Small Cap Value Fund II) | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2002
(Columbia Marsico Growth Fund ABCIRW) | (Columbia Marsico Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 17 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I, Class R or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests primarily in equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund generally holds a core position of between 35 and 50 common stocks. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Adviser retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit with various levels of a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk -- Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk -- Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class R shares include the returns of the Fund's Class A shares for periods prior to January 23, 2006, the date Class R shares were initially offered by the Fund. The returns shown do not reflect any differences in expenses. If differences in expenses had been reflected, the returns shown for Class R shares for periods prior to January 23, 2006 would be lower.

The returns shown for Class I shares include the returns of the Fund's Class Z shares, which are not offered in this prospectus, for periods prior to September 27, 2010, the date Class I shares were initially offered by the Fund. The returns shown for Class W shares include the returns of the Fund's Class A shares (without applicable sales charges), for periods prior to September 27, 2010, the date Class W shares were initially offered by the Fund. Class I shares would have annual returns substantially similar to those of Class Z shares, and Class W shares would have annual returns substantially similar to those of Class A shares (without applicable sales charges), because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class Z shares and Class A shares have not been adjusted to reflect any differences in expenses between Class I shares and Class Z shares or between Class W shares and Class A shares, respectively. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[36]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:   3rd quarter 2009:     15.92%
Worst:  4th quarter 2008:    -22.85%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) 500® Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

(Columbia Marsico Growth Fund ABCIRW) | (Columbia Marsico Growth Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[15]
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.32%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	699
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	966
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,254
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,071
Annual Return 2001	rr_AnnualReturn2001	(19.76%)
Annual Return 2002	rr_AnnualReturn2002	(15.29%)
Annual Return 2003	rr_AnnualReturn2003	28.65%
Annual Return 2004	rr_AnnualReturn2004	15.39%
Annual Return 2005	rr_AnnualReturn2005	5.85%
Annual Return 2006	rr_AnnualReturn2006	6.86%
Annual Return 2007	rr_AnnualReturn2007	13.98%
Annual Return 2008	rr_AnnualReturn2008	(42.03%)
Annual Return 2009	rr_AnnualReturn2009	29.08%
Annual Return 2010	rr_AnnualReturn2010	19.44%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 5.26%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.85%)
1 Year	rr_AverageAnnualReturnYear01	12.56%
5 Years	rr_AverageAnnualReturnYear05	0.51%
10 Years	rr_AverageAnnualReturnYear10	0.92%
(Columbia Marsico Growth Fund ABCIRW) | (Columbia Marsico Growth Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.56%
5 Years	rr_AverageAnnualReturnYear05	0.49%
10 Years	rr_AverageAnnualReturnYear10	0.91%
(Columbia Marsico Growth Fund ABCIRW) | (Columbia Marsico Growth Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.17%
5 Years	rr_AverageAnnualReturnYear05	0.43%
10 Years	rr_AverageAnnualReturnYear10	0.79%
(Columbia Marsico Growth Fund ABCIRW) | (Columbia Marsico Growth Fund) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[21]
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.07%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	2.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	707
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	946
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,311
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,206
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	207
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,111
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,206
1 Year	rr_AverageAnnualReturnYear01	13.53%
5 Years	rr_AverageAnnualReturnYear05	0.55%
10 Years	rr_AverageAnnualReturnYear10	0.76%
(Columbia Marsico Growth Fund ABCIRW) | (Columbia Marsico Growth Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[20]
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.07%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	2.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	307
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,111
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,398
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	207
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,111
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,398
1 Year	rr_AverageAnnualReturnYear01	17.57%
5 Years	rr_AverageAnnualReturnYear05	0.95%
10 Years	rr_AverageAnnualReturnYear10	0.76%
(Columbia Marsico Growth Fund ABCIRW) | (Columbia Marsico Growth Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.89%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	282
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	491
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,094
1 Year	rr_AverageAnnualReturnYear01	19.78%
5 Years	rr_AverageAnnualReturnYear05	1.97%
10 Years	rr_AverageAnnualReturnYear10	1.77%
(Columbia Marsico Growth Fund ABCIRW) | (Columbia Marsico Growth Fund) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.57%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	852
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,865
1 Year	rr_AverageAnnualReturnYear01	19.14%
5 Years	rr_AverageAnnualReturnYear05	1.42%
10 Years	rr_AverageAnnualReturnYear10	1.38%
(Columbia Marsico Growth Fund ABCIRW) | (Columbia Marsico Growth Fund) | Class W Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.32%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	721
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,588
1 Year	rr_AverageAnnualReturnYear01	19.44%
5 Years	rr_AverageAnnualReturnYear05	1.71%
10 Years	rr_AverageAnnualReturnYear10	1.52%
(Columbia Marsico Growth Fund ABCIRW) | (Columbia Marsico Growth Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
(Columbia Marsico Growth Fund Z) | (Columbia Marsico Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests primarily in equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund generally holds a core position of between 35 and 50 common stocks. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Adviser retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit with various levels of a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk -- Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk -- Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[37]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:   3rd quarter 2009:     15.95%
Worst:  4th quarter 2008:    -22.78%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) 500® Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Marsico Growth Fund Z) | (Columbia Marsico Growth Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.07%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	587
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,303
Annual Return 2001	rr_AnnualReturn2001	(19.60%)
Annual Return 2002	rr_AnnualReturn2002	(15.08%)
Annual Return 2003	rr_AnnualReturn2003	29.05%
Annual Return 2004	rr_AnnualReturn2004	15.63%
Annual Return 2005	rr_AnnualReturn2005	6.12%
Annual Return 2006	rr_AnnualReturn2006	7.18%
Annual Return 2007	rr_AnnualReturn2007	14.19%
Annual Return 2008	rr_AnnualReturn2008	(41.87%)
Annual Return 2009	rr_AnnualReturn2009	29.37%
Annual Return 2010	rr_AnnualReturn2010	19.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 5.36%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.78%)
1 Year	rr_AverageAnnualReturnYear01	19.74%
5 Years	rr_AverageAnnualReturnYear05	1.96%
10 Years	rr_AverageAnnualReturnYear10	1.77%
(Columbia Marsico Growth Fund Z) | (Columbia Marsico Growth Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.73%
5 Years	rr_AverageAnnualReturnYear05	1.91%
10 Years	rr_AverageAnnualReturnYear10	1.74%
(Columbia Marsico Growth Fund Z) | (Columbia Marsico Growth Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.84%
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	1.51%
(Columbia Marsico Growth Fund Z) | (Columbia Marsico Growth Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
(Columbia Large Cap Core Fund ABCIW) | (Columbia Large Cap Core Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 18 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 171% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	171.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Standard & Poor's (S&P) 500® Index at the time of purchase (between $1.7 billion and $413.9 billion as of May 31, 2011). The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks, preferred stocks and convertible securities like warrants and rights. The Fund may invest in securities of companies in the technology sector and also may invest in exchange-traded funds.

The Fund may invest in derivatives, including options and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers, among other factors:

  overall economic and market conditions.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Adviser may sell a security when the security's price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk -- Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk -- Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Convertible Securities Risk -- Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

  Investing in Other Funds Risk -- The performance of the funds, including exchange-traded funds, in which the Fund invests could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in the funds. In addition, because the expenses and costs of the funds are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. If an underlying fund pays fees to the Adviser or its affiliates, this could result in the Adviser having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each underlying fund. There are also circumstances in which the Adviser's fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds for which it serves as investment manager.

  Technology Sector Risk -- Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Frequent Trading Risk -- Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class I shares include the returns of the Fund's Class Z shares, which are not offered in this prospectus, for periods prior to September 27, 2010, the date Class I shares were initially offered by the Fund. The returns shown for Class W shares include the returns of the Fund's Class A shares (without applicable sales charges), for periods prior to September 27, 2010, the date Class W shares were initially offered by the Fund. Class I shares would have annual returns substantially similar to those of Class Z shares, and Class W shares would have annual returns substantially similar to those of Class A shares (without applicable sales charges), because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class Z shares and Class A shares have not been adjusted to reflect any differences in expenses between Class I shares and Class Z shares or between Class W shares and Class A shares, respectively. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[34]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:   2nd quarter 2009:     14.67%
Worst:  4th quarter 2008:    -20.25%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table compares the Fund's returns for each period with those of the S&P 500® Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

(Columbia Large Cap Core Fund ABCIW) | (Columbia Large Cap Core Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[15]
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.20%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	686
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	930
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,193
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,943
Annual Return 2001	rr_AnnualReturn2001	(12.42%)
Annual Return 2002	rr_AnnualReturn2002	(27.67%)
Annual Return 2003	rr_AnnualReturn2003	27.30%
Annual Return 2004	rr_AnnualReturn2004	8.07%
Annual Return 2005	rr_AnnualReturn2005	5.90%
Annual Return 2006	rr_AnnualReturn2006	15.42%
Annual Return 2007	rr_AnnualReturn2007	9.97%
Annual Return 2008	rr_AnnualReturn2008	(35.89%)
Annual Return 2009	rr_AnnualReturn2009	24.00%
Annual Return 2010	rr_AnnualReturn2010	13.76%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 4.63%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.25%)
1 Year	rr_AverageAnnualReturnYear01	7.22%
5 Years	rr_AverageAnnualReturnYear05	1.59%
10 Years	rr_AverageAnnualReturnYear10	(0.01%)
(Columbia Large Cap Core Fund ABCIW) | (Columbia Large Cap Core Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.15%
5 Years	rr_AverageAnnualReturnYear05	1.25%
10 Years	rr_AverageAnnualReturnYear10	(0.24%)
(Columbia Large Cap Core Fund ABCIW) | (Columbia Large Cap Core Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.79%
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	(0.05%)
(Columbia Large Cap Core Fund ABCIW) | (Columbia Large Cap Core Fund) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[21]
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.95%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	694
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	908
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,248
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,077
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	608
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,048
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,077
1 Year	rr_AverageAnnualReturnYear01	7.85%
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	(0.20%)
(Columbia Large Cap Core Fund ABCIW) | (Columbia Large Cap Core Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[20]
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.95%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	294
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	608
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,048
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,272
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	608
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,048
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,272
1 Year	rr_AverageAnnualReturnYear01	11.85%
5 Years	rr_AverageAnnualReturnYear05	2.02%
10 Years	rr_AverageAnnualReturnYear10	(0.20%)
(Columbia Large Cap Core Fund ABCIW) | (Columbia Large Cap Core Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.77%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	954
1 Year	rr_AverageAnnualReturnYear01	14.13%
5 Years	rr_AverageAnnualReturnYear05	3.07%
10 Years	rr_AverageAnnualReturnYear10	0.82%
(Columbia Large Cap Core Fund ABCIW) | (Columbia Large Cap Core Fund) | Class W Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.20%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	377
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	656
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,451
1 Year	rr_AverageAnnualReturnYear01	13.68%
5 Years	rr_AverageAnnualReturnYear05	2.78%
10 Years	rr_AverageAnnualReturnYear10	0.57%
(Columbia Large Cap Core Fund ABCIW) | (Columbia Large Cap Core Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
(Columbia Large Cap Core Fund Z) | (Columbia Large Cap Core Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 171% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	171.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Standard & Poor's (S&P) 500® Index at the time of purchase (between $1.7 billion and $413.9 billion as of May 31, 2011). The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks, preferred stocks and convertible securities like warrants and rights. The Fund may invest in securities of companies in the technology sector and also may invest in exchange-traded funds.

The Fund may invest in derivatives, including options and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers, among other factors:

  overall economic and market conditions.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Adviser may sell a security when the security's price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk -- Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk -- Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Convertible Securities Risk -- Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

  Investing in Other Funds Risk -- The performance of the funds, including exchange-traded funds, in which the Fund invests could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in the funds. In addition, because the expenses and costs of the funds are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. If an underlying fund pays fees to the Adviser or its affiliates, this could result in the Adviser having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each underlying fund. There are also circumstances in which the Adviser's fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds for which it serves as investment manager.

  Technology Sector Risk -- Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Frequent Trading Risk -- Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[35]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:   2nd quarter 2009:     14.76%
Worst:  4th quarter 2008:    -20.22%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table compares the Fund's returns for each period with those of the S&P 500® Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Large Cap Core Fund Z) | (Columbia Large Cap Core Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.95%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	299
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	522
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,163
Annual Return 2001	rr_AnnualReturn2001	(12.26%)
Annual Return 2002	rr_AnnualReturn2002	(27.43%)
Annual Return 2003	rr_AnnualReturn2003	27.27%
Annual Return 2004	rr_AnnualReturn2004	8.34%
Annual Return 2005	rr_AnnualReturn2005	6.22%
Annual Return 2006	rr_AnnualReturn2006	15.71%
Annual Return 2007	rr_AnnualReturn2007	10.27%
Annual Return 2008	rr_AnnualReturn2008	(35.77%)
Annual Return 2009	rr_AnnualReturn2009	24.38%
Annual Return 2010	rr_AnnualReturn2010	13.99%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 4.65%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.22%)
1 Year	rr_AverageAnnualReturnYear01	13.99%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	0.80%
(Columbia Large Cap Core Fund Z) | (Columbia Large Cap Core Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.87%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	0.52%
(Columbia Large Cap Core Fund Z) | (Columbia Large Cap Core Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.24%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	0.63%
(Columbia Large Cap Core Fund Z) | (Columbia Large Cap Core Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
(Columbia Marsico Focused Equities Fund ABCI) | (Columbia Marsico Focused Equities Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C or Class I shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund, which is non-diversified, generally will hold a core position of between 20 and 30 common stocks that are believed to have potential for long-term growth. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Adviser retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit with various levels of a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Growth Securities Risk -- Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class I shares prior to September 27, 2010, the date Class I shares commenced operations, are the returns of Class Z shares of the Fund, which are not offered in this prospectus. Class I shares would have annual returns substantially similar to those of Class Z shares because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class I shares and Class Z shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[22]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:   3rd quarter 2009:     15.62%
Worst:  4th quarter 2008:    -21.11%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) 500® Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

(Columbia Marsico Focused Equities Fund ABCI) | (Columbia Marsico Focused Equities Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[15]
Management fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.17%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	699
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	960
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,242
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,042
Annual Return 2001	rr_AnnualReturn2001	(19.11%)
Annual Return 2002	rr_AnnualReturn2002	(15.73%)
Annual Return 2003	rr_AnnualReturn2003	31.34%
Annual Return 2004	rr_AnnualReturn2004	10.67%
Annual Return 2005	rr_AnnualReturn2005	9.59%
Annual Return 2006	rr_AnnualReturn2006	8.35%
Annual Return 2007	rr_AnnualReturn2007	13.18%
Annual Return 2008	rr_AnnualReturn2008	(39.77%)
Annual Return 2009	rr_AnnualReturn2009	30.22%
Annual Return 2010	rr_AnnualReturn2010	18.52%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 4.84%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.11%)
1 Year	rr_AverageAnnualReturnYear01	11.70%
5 Years	rr_AverageAnnualReturnYear05	1.45%
10 Years	rr_AverageAnnualReturnYear10	1.55%
(Columbia Marsico Focused Equities Fund ABCI) | (Columbia Marsico Focused Equities Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.70%
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	1.53%
(Columbia Marsico Focused Equities Fund ABCI) | (Columbia Marsico Focused Equities Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.61%
5 Years	rr_AverageAnnualReturnYear05	1.24%
10 Years	rr_AverageAnnualReturnYear10	1.33%
(Columbia Marsico Focused Equities Fund ABCI) | (Columbia Marsico Focused Equities Fund) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[21]
Management fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.17%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	707
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	940
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,298
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,176
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	207
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	640
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,098
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,176
1 Year	rr_AverageAnnualReturnYear01	12.68%
5 Years	rr_AverageAnnualReturnYear05	1.51%
10 Years	rr_AverageAnnualReturnYear10	1.39%
(Columbia Marsico Focused Equities Fund ABCI) | (Columbia Marsico Focused Equities Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[20]
Management fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.17%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	307
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	640
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,098
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,369
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	207
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	640
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,098
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,369
1 Year	rr_AverageAnnualReturnYear01	16.62%
5 Years	rr_AverageAnnualReturnYear05	1.89%
10 Years	rr_AverageAnnualReturnYear10	1.39%
(Columbia Marsico Focused Equities Fund ABCI) | (Columbia Marsico Focused Equities Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
1 Year	rr_AverageAnnualReturnYear01	18.95%
5 Years	rr_AverageAnnualReturnYear05	2.93%
10 Years	rr_AverageAnnualReturnYear10	2.42%
(Columbia Marsico Focused Equities Fund ABCI) | (Columbia Marsico Focused Equities Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
(Columbia Marsico Focused Equities Fund Z) | (Columbia Marsico Focused Equities Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund, which is non-diversified, generally will hold a core position of between 20 and 30 common stocks that are believed to have potential for long-term growth. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Adviser retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit with various levels of a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Growth Securities Risk -- Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Mutual Fund Risk -- The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[23]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:   3rd quarter 2009:     15.67%
Worst:  4th quarter 2008:    -21.10%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) 500® Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Marsico Focused Equities Fund Z) | (Columbia Marsico Focused Equities Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
Annual Return 2001	rr_AnnualReturn2001	(18.89%)
Annual Return 2002	rr_AnnualReturn2002	(15.50%)
Annual Return 2003	rr_AnnualReturn2003	31.62%
Annual Return 2004	rr_AnnualReturn2004	10.97%
Annual Return 2005	rr_AnnualReturn2005	9.83%
Annual Return 2006	rr_AnnualReturn2006	8.66%
Annual Return 2007	rr_AnnualReturn2007	13.39%
Annual Return 2008	rr_AnnualReturn2008	(39.62%)
Annual Return 2009	rr_AnnualReturn2009	30.58%
Annual Return 2010	rr_AnnualReturn2010	18.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 4.91%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.10%)
1 Year	rr_AverageAnnualReturnYear01	18.85%
5 Years	rr_AverageAnnualReturnYear05	2.92%
10 Years	rr_AverageAnnualReturnYear10	2.41%
(Columbia Marsico Focused Equities Fund Z) | (Columbia Marsico Focused Equities Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.82%
5 Years	rr_AverageAnnualReturnYear05	2.85%
10 Years	rr_AverageAnnualReturnYear10	2.38%
(Columbia Marsico Focused Equities Fund Z) | (Columbia Marsico Focused Equities Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.29%
5 Years	rr_AverageAnnualReturnYear05	2.49%
10 Years	rr_AverageAnnualReturnYear10	2.08%
(Columbia Marsico Focused Equities Fund Z) | (Columbia Marsico Focused Equities Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
(Columbia Marsico 21st Century Fund ABCR) | (Columbia Marsico 21st Century Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 17 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C or Class R shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of companies of any capitalization size and generally will hold a core position of between 35 and 50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest without limit in foreign securities, including in emerging market securities. The Fund also may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Adviser retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit with various levels of a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk -- Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Frequent Trading Risk -- Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class R shares include the returns of the Fund's Class A shares for periods prior to January 23, 2006, the date Class R shares were initially offered by the Fund. The returns shown do not reflect any differences in expenses. If differences in expenses had been reflected, the returns shown for Class R shares for periods prior to January 23, 2006 would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[24]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:   2nd quarter 2003:     22.13%
Worst:  4th quarter 2008:    -25.12%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

(Columbia Marsico 21st Century Fund ABCR) | (Columbia Marsico 21st Century Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[15]
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	701
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	966
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,063
Annual Return 2001	rr_AnnualReturn2001	(18.64%)
Annual Return 2002	rr_AnnualReturn2002	(9.80%)
Annual Return 2003	rr_AnnualReturn2003	48.56%
Annual Return 2004	rr_AnnualReturn2004	21.94%
Annual Return 2005	rr_AnnualReturn2005	7.98%
Annual Return 2006	rr_AnnualReturn2006	18.53%
Annual Return 2007	rr_AnnualReturn2007	19.88%
Annual Return 2008	rr_AnnualReturn2008	(44.63%)
Annual Return 2009	rr_AnnualReturn2009	27.41%
Annual Return 2010	rr_AnnualReturn2010	16.95%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 5.45%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2003:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.12%)
1 Year	rr_AverageAnnualReturnYear01	10.22%
5 Years	rr_AverageAnnualReturnYear05	2.01%
10 Years	rr_AverageAnnualReturnYear10	4.72%
(Columbia Marsico 21st Century Fund ABCR) | (Columbia Marsico 21st Century Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.22%
5 Years	rr_AverageAnnualReturnYear05	1.79%
10 Years	rr_AverageAnnualReturnYear10	4.61%
(Columbia Marsico 21st Century Fund ABCR) | (Columbia Marsico 21st Century Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.64%
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	4.10%
(Columbia Marsico 21st Century Fund ABCR) | (Columbia Marsico 21st Century Fund) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[21]
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.20%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	709
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	946
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,308
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,197
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,108
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,197
1 Year	rr_AverageAnnualReturnYear01	11.03%
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	4.56%
(Columbia Marsico 21st Century Fund ABCR) | (Columbia Marsico 21st Century Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[20]
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.20%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	309
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,108
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,390
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,108
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,390
1 Year	rr_AverageAnnualReturnYear01	15.03%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	4.56%
(Columbia Marsico 21st Century Fund ABCR) | (Columbia Marsico 21st Century Fund) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.20%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,856
1 Year	rr_AverageAnnualReturnYear01	16.59%
5 Years	rr_AverageAnnualReturnYear05	2.97%
10 Years	rr_AverageAnnualReturnYear10	5.21%
(Columbia Marsico 21st Century Fund ABCR) | (Columbia Marsico 21st Century Fund) | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	2.16%
(Columbia Marsico 21st Century Fund Z) | (Columbia Marsico 21st Century Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of companies of any capitalization size and generally will hold a core position of between 35 and 50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest without limit in foreign securities, including in emerging market securities. The Fund also may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Adviser retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit with various levels of a company's management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

In managing the Fund's assets, Marsico seeks to remain mindful of the tax consequences that investment decisions may have on shareholders. However, if Marsico determines, for example, that a portfolio security should be sold, the holding will be sold notwithstanding any possible tax consequences.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk -- Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Frequent Trading Risk -- Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[25]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:   2nd quarter 2003:     22.28%
Worst:  4th quarter 2008:    -25.12%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Marsico 21st Century Fund Z) | (Columbia Marsico 21st Century Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Annual Return 2001	rr_AnnualReturn2001	(18.48%)
Annual Return 2002	rr_AnnualReturn2002	(9.47%)
Annual Return 2003	rr_AnnualReturn2003	48.81%
Annual Return 2004	rr_AnnualReturn2004	22.26%
Annual Return 2005	rr_AnnualReturn2005	8.21%
Annual Return 2006	rr_AnnualReturn2006	18.86%
Annual Return 2007	rr_AnnualReturn2007	20.22%
Annual Return 2008	rr_AnnualReturn2008	(44.52%)
Annual Return 2009	rr_AnnualReturn2009	27.84%
Annual Return 2010	rr_AnnualReturn2010	17.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 5.55%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2003:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.12%)
1 Year	rr_AverageAnnualReturnYear01	17.13%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	5.60%
(Columbia Marsico 21st Century Fund Z) | (Columbia Marsico 21st Century Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.13%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	5.47%
(Columbia Marsico 21st Century Fund Z) | (Columbia Marsico 21st Century Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.14%
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	4.88%
(Columbia Marsico 21st Century Fund Z) | (Columbia Marsico 21st Century Fund) | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	2.16%
(Columbia Small Cap Growth Fund II ABC) | (Columbia Small Cap Growth Fund II)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 15 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	147.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Russell 2000 Growth Index at the time of purchase (between $11 million and $5 billion as of May 31, 2011). The Fund normally invests in common stocks and may invest up to 20% of its total assets in foreign securities.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers, among other factors:

  overall economic and market conditions; and

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Fund may invest in securities of companies in the technology sector. The Fund also may from time to time emphasize one or more economic sectors in selecting its investments.

The Adviser may sell a security when the security's price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk -- Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Technology Sector Risk -- Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[30]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:   4th quarter 2001:     20.76%
Worst:  4th quarter 2008:    -28.53%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell 2000 Growth Index, which measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

(Columbia Small Cap Growth Fund II ABC) | (Columbia Small Cap Growth Fund II) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[15]
Management fees	rr_ManagementFeesOverAssets	0.82%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	705
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	978
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,272
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,105
Annual Return 2001	rr_AnnualReturn2001	(12.22%)
Annual Return 2002	rr_AnnualReturn2002	(27.97%)
Annual Return 2003	rr_AnnualReturn2003	37.12%
Annual Return 2004	rr_AnnualReturn2004	9.94%
Annual Return 2005	rr_AnnualReturn2005	6.41%
Annual Return 2006	rr_AnnualReturn2006	12.11%
Annual Return 2007	rr_AnnualReturn2007	12.68%
Annual Return 2008	rr_AnnualReturn2008	(40.99%)
Annual Return 2009	rr_AnnualReturn2009	25.14%
Annual Return 2010	rr_AnnualReturn2010	27.48%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 11.17%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	4th quarter 2001:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.53%)
1 Year	rr_AverageAnnualReturnYear01	20.19%
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	1.29%
(Columbia Small Cap Growth Fund II ABC) | (Columbia Small Cap Growth Fund II) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.19%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	0.27%
(Columbia Small Cap Growth Fund II ABC) | (Columbia Small Cap Growth Fund II) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.12%
5 Years	rr_AverageAnnualReturnYear05	1.51%
10 Years	rr_AverageAnnualReturnYear10	0.86%
(Columbia Small Cap Growth Fund II ABC) | (Columbia Small Cap Growth Fund II) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[21]
Management fees	rr_ManagementFeesOverAssets	0.82%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	713
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	958
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,229
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,240
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,240
1 Year	rr_AverageAnnualReturnYear01	21.57%
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	1.13%
(Columbia Small Cap Growth Fund II ABC) | (Columbia Small Cap Growth Fund II) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[20]
Management fees	rr_ManagementFeesOverAssets	0.82%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	658
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,129
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,431
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,431
1 Year	rr_AverageAnnualReturnYear01	25.53%
5 Years	rr_AverageAnnualReturnYear05	2.75%
10 Years	rr_AverageAnnualReturnYear10	1.13%
(Columbia Small Cap Growth Fund II ABC) | (Columbia Small Cap Growth Fund II) | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.78%
(Columbia Small Cap Growth Fund II Z) | (Columbia Small Cap Growth Fund II)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	147.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Russell 2000 Growth Index at the time of purchase (between $11 million and $5 billion as of May 31, 2011). The Fund normally invests in common stocks and may invest up to 20% of its total assets in foreign securities.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Adviser considers, among other factors:

  overall economic and market conditions; and

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Fund may invest in securities of companies in the technology sector. The Fund also may from time to time emphasize one or more economic sectors in selecting its investments.

The Adviser may sell a security when the security's price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk -- Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Technology Sector Risk -- Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Sector Risk -- At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[29]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:   4th quarter 2001:     20.78%
Worst:  4th quarter 2008:    -28.48%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell 2000 Growth Index, which measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Small Cap Growth Fund II Z) | (Columbia Small Cap Growth Fund II) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.82%	[16]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,340
Annual Return 2001	rr_AnnualReturn2001	(12.00%)
Annual Return 2002	rr_AnnualReturn2002	(27.76%)
Annual Return 2003	rr_AnnualReturn2003	37.40%
Annual Return 2004	rr_AnnualReturn2004	10.22%
Annual Return 2005	rr_AnnualReturn2005	6.70%
Annual Return 2006	rr_AnnualReturn2006	12.34%
Annual Return 2007	rr_AnnualReturn2007	13.02%
Annual Return 2008	rr_AnnualReturn2008	(40.85%)
Annual Return 2009	rr_AnnualReturn2009	25.40%
Annual Return 2010	rr_AnnualReturn2010	27.95%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 11.13%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	4th quarter 2001:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.48%)
1 Year	rr_AverageAnnualReturnYear01	27.95%
5 Years	rr_AverageAnnualReturnYear05	3.80%
10 Years	rr_AverageAnnualReturnYear10	2.16%
(Columbia Small Cap Growth Fund II Z) | (Columbia Small Cap Growth Fund II) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.95%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	1.14%
(Columbia Small Cap Growth Fund II Z) | (Columbia Small Cap Growth Fund II) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.17%
5 Years	rr_AverageAnnualReturnYear05	2.76%
10 Years	rr_AverageAnnualReturnYear10	1.59%
(Columbia Small Cap Growth Fund II Z) | (Columbia Small Cap Growth Fund II) | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.78%
(Columbia Large Cap Enhanced Core Fund AIR) | (Columbia Large Cap Enhanced Core Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return before fees and expenses that exceeds the total return of the Standard & Poor's (S&P) 500® Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class I or Class R shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers shown in footnote (a) to the Annual Fund Operating Expenses table above expire on June 30, 2015 they are only reflected in the 1 and 3 year example and the first four years of the 5 and 10 year example.

Additionally, since the waivers and/or reimbursements shown in footnote (c) to the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P 500® Index, convertible securities that are convertible into stocks included in that index, and derivatives whose returns are closely equivalent to the returns of the S&P 500® Index or its components. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), attempts to maintain a portfolio that generally matches the risk characteristics of the S&P 500® Index. The Adviser will vary the number and percentages of the Fund's holdings in attempting to provide higher returns than the S&P 500® Index and to reduce the potential of underperforming such index over time.

The Adviser uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a wide variety of factors which may include, among others, value measures (e.g., price-to-cash flows, price-to-earnings, price-to-book value), growth measures (e.g., earnings growth, revenue growth), price momentum and earnings momentum. Investments are selected with the intention of increasing return relative to the S&P 500® Index and/or reducing portfolio volatility relative to the S&P 500® Index.

The Adviser may sell a security when it believes other stocks in the index or other investments are more attractive, when the security is removed from the index, or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Index Risk -- The Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Frequent Trading Risk -- Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return.

  Quantitative Model Risk -- The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Adviser's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class R shares include the returns of the Fund's Class A shares for periods prior to January 23, 2006, the date Class R shares were initially offered by the Fund. The returns shown for Class I shares include the returns of the Fund's Class Z shares, which are not offered in this prosepctus, for periods prior to September 27, 2010, the date Class I shares were initially offered by the Fund. The returns shown do not reflect any differences in expenses between Class R shares and Class A shares or between Class I shares and Class Z shares. If differences in expenses had been reflected, the returns shown for Class R shares for periods prior to January 23, 2006 would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[26]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:   2nd quarter 2009:     15.66%
Worst:  4th quarter 2008:    -21.41%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table compares the Fund's returns for each period with those of the S&P 500® Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

(Columbia Large Cap Enhanced Core Fund AIR) | (Columbia Large Cap Enhanced Core Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.75%	[14]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.26%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[14],[19]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	342
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	630
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,466
Annual Return 2001	rr_AnnualReturn2001	(9.56%)
Annual Return 2002	rr_AnnualReturn2002	(21.86%)
Annual Return 2003	rr_AnnualReturn2003	(29.43%)
Annual Return 2004	rr_AnnualReturn2004	10.23%
Annual Return 2005	rr_AnnualReturn2005	6.47%
Annual Return 2006	rr_AnnualReturn2006	16.42%
Annual Return 2007	rr_AnnualReturn2007	3.83%
Annual Return 2008	rr_AnnualReturn2008	(36.73%)
Annual Return 2009	rr_AnnualReturn2009	23.89%
Annual Return 2010	rr_AnnualReturn2010	13.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 6.71%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.41%)
1 Year	rr_AverageAnnualReturnYear01	13.01%
5 Years	rr_AverageAnnualReturnYear05	1.38%
10 Years	rr_AverageAnnualReturnYear10	1.40%
(Columbia Large Cap Enhanced Core Fund AIR) | (Columbia Large Cap Enhanced Core Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.81%
5 Years	rr_AverageAnnualReturnYear05	0.54%
10 Years	rr_AverageAnnualReturnYear10	0.22%
(Columbia Large Cap Enhanced Core Fund AIR) | (Columbia Large Cap Enhanced Core Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	0.88%
10 Years	rr_AverageAnnualReturnYear10	0.67%
(Columbia Large Cap Enhanced Core Fund AIR) | (Columbia Large Cap Enhanced Core Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.75%	[14]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.82%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[14],[19]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	215
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	403
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	964
1 Year	rr_AverageAnnualReturnYear01	13.33%
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	1.67%
(Columbia Large Cap Enhanced Core Fund AIR) | (Columbia Large Cap Enhanced Core Fund) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.75%	[14]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.51%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[14],[19]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	420
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	763
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,747
1 Year	rr_AverageAnnualReturnYear01	12.76%
5 Years	rr_AverageAnnualReturnYear05	1.11%
10 Years	rr_AverageAnnualReturnYear10	1.27%
(Columbia Large Cap Enhanced Core Fund AIR) | (Columbia Large Cap Enhanced Core Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
(Columbia Large Cap Enhanced Core Fund Y) | (Columbia Large Cap Enhanced Core Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return before fees and expenses that exceeds the total return of the Standard & Poor's (S&P) 500® Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Y shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers shown in the Annual Fund Operating Expenses table above expire on June 30, 2015 they are only reflected in the 1 and 3 year example and the first four years of the 5 and 10 year example.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P 500® Index, convertible securities that are convertible into stocks included in that index, and derivatives whose returns are closely equivalent to the returns of the S&P 500® Index or its components. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), attempts to maintain a portfolio that generally matches the risk characteristics of the S&P 500® Index. The Adviser will vary the number and percentages of the Fund's holdings in attempting to provide higher returns than the S&P 500® Index and to reduce the potential of underperforming such index over time.

The Adviser uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a wide variety of factors which may include, among others, value measures (e.g., price-to-cash flows, price-to-earnings, price-to-book value), growth measures (e.g., earnings growth, revenue growth), price momentum and earnings momentum. Investments are selected with the intention of increasing return relative to the S&P 500® Index and/or reducing portfolio volatility relative to the S&P 500® Index.

The Adviser may sell a security when it believes other stocks in the index or other investments are more attractive, when the security is removed from the index, or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Index Risk -- The Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Frequent Trading Risk -- Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return.

  Quantitative Model Risk -- The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Adviser's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Fund's Class Z shares for periods prior to July 15, 2009, the date on which Class Y shares were initially offered by the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because each of the Fund's share classes is invested in the same portfolio of securities and its returns would differ only to the extent its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class Y shares and Class Z shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Y shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[28]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Y shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:   2nd quarter 2009:     15.74%
Worst:  4th quarter 2008:    -21.29%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table compares the Fund's returns for each period with those of the S&P 500® Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Large Cap Enhanced Core Fund Y) | (Columbia Large Cap Enhanced Core Fund) | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.75%	[14]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.82%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[14]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	215
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	403
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	964
Annual Return 2001	rr_AnnualReturn2001	(9.33%)
Annual Return 2002	rr_AnnualReturn2002	(21.59%)
Annual Return 2003	rr_AnnualReturn2003	29.66%
Annual Return 2004	rr_AnnualReturn2004	10.54%
Annual Return 2005	rr_AnnualReturn2005	6.70%
Annual Return 2006	rr_AnnualReturn2006	16.81%
Annual Return 2007	rr_AnnualReturn2007	4.05%
Annual Return 2008	rr_AnnualReturn2008	(36.48%)
Annual Return 2009	rr_AnnualReturn2009	24.02%
Annual Return 2010	rr_AnnualReturn2010	13.44%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 6.90%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.29%)
1 Year	rr_AverageAnnualReturnYear01	13.44%
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	1.68%
(Columbia Large Cap Enhanced Core Fund Y) | (Columbia Large Cap Enhanced Core Fund) | Class Y Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.18%
5 Years	rr_AverageAnnualReturnYear05	0.74%
10 Years	rr_AverageAnnualReturnYear10	0.41%
(Columbia Large Cap Enhanced Core Fund Y) | (Columbia Large Cap Enhanced Core Fund) | Class Y Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.08%
5 Years	rr_AverageAnnualReturnYear05	1.09%
10 Years	rr_AverageAnnualReturnYear10	0.86%
(Columbia Large Cap Enhanced Core Fund Y) | (Columbia Large Cap Enhanced Core Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
(Columbia Large Cap Enhanced Core Fund Z) | (Columbia Large Cap Enhanced Core Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return before fees and expenses that exceeds the total return of the Standard & Poor's (S&P) 500® Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers shown in footnote (a) to the Annual Fund Operating Expenses table above expire on June 30, 2015 they are only reflected in the 1 and 3 year example and the first four years of the 5 and 10 year example.

Additionally, since the waivers and/or reimbursements shown in footnote (c) to the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P 500® Index, convertible securities that are convertible into stocks included in that index, and derivatives whose returns are closely equivalent to the returns of the S&P 500® Index or its components. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), attempts to maintain a portfolio that generally matches the risk characteristics of the S&P 500® Index. The Adviser will vary the number and percentages of the Fund's holdings in attempting to provide higher returns than the S&P 500® Index and to reduce the potential of underperforming such index over time.

The Adviser uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a wide variety of factors which may include, among others, value measures (e.g., price-to-cash flows, price-to-earnings, price-to-book value), growth measures (e.g., earnings growth, revenue growth), price momentum and earnings momentum. Investments are selected with the intention of increasing return relative to the S&P 500® Index and/or reducing portfolio volatility relative to the S&P 500® Index.

The Adviser may sell a security when it believes other stocks in the index or other investments are more attractive, when the security is removed from the index, or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Index Risk -- The Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Frequent Trading Risk -- Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return.

  Quantitative Model Risk -- The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Adviser's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[27]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:   2nd quarter 2009:     15.74%
Worst:  4th quarter 2008:    -21.29%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table compares the Fund's returns for each period with those of the S&P 500® Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Large Cap Enhanced Core Fund Z) | (Columbia Large Cap Enhanced Core Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.75%	[14]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%	[17]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.01%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[14],[18]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	264
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	496
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Annual Return 2001	rr_AnnualReturn2001	(9.33%)
Annual Return 2002	rr_AnnualReturn2002	(21.59%)
Annual Return 2003	rr_AnnualReturn2003	29.66%
Annual Return 2004	rr_AnnualReturn2004	10.54%
Annual Return 2005	rr_AnnualReturn2005	6.70%
Annual Return 2006	rr_AnnualReturn2006	16.81%
Annual Return 2007	rr_AnnualReturn2007	4.05%
Annual Return 2008	rr_AnnualReturn2008	(36.48%)
Annual Return 2009	rr_AnnualReturn2009	23.99%
Annual Return 2010	rr_AnnualReturn2010	13.32%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 6.82%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.29%)
1 Year	rr_AverageAnnualReturnYear01	13.32%
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	1.66%
(Columbia Large Cap Enhanced Core Fund Z) | (Columbia Large Cap Enhanced Core Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.08%
5 Years	rr_AverageAnnualReturnYear05	0.72%
10 Years	rr_AverageAnnualReturnYear10	0.40%
(Columbia Large Cap Enhanced Core Fund Z) | (Columbia Large Cap Enhanced Core Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.98%
5 Years	rr_AverageAnnualReturnYear05	1.07%
10 Years	rr_AverageAnnualReturnYear10	0.85%
(Columbia Large Cap Enhanced Core Fund Z) | (Columbia Large Cap Enhanced Core Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
(Columbia Large Cap Index Fund AB) | (Columbia Large Cap Index Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor's (S&P) 500® Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A or Class B shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the Standard & Poor's (S&P) 500® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P 500® Index.

Different common stocks have different weightings in the S&P 500® Index, depending on the amount of stock outstanding and the stock's current price. In seeking to match the performance of the S&P 500® Index, Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), attempts to allocate the Fund's assets among common stocks in approximately the same weightings as the S&P 500® Index. The Fund may buy shares of Ameriprise Financial, Inc., an affiliate of the Adviser, which is currently included in the S&P 500® Index, subject to certain restrictions.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P 500® Index and the Fund's investment results, before fees and expenses. The Fund's ability to track the S&P 500® Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P 500® Index, changes in the number of shares issued by the companies represented in the S&P 500® Index, and by the timing and amount of shareholder purchases and redemptions.

The Adviser may sell a stock when the stock's percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Index Risk -- The Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Quantitative Model Risk -- The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Adviser's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date of the Fund's Class B shares is September 23, 2005. The performance shown for Class B shares prior to their inception date is that of Class A shares. If Class B shares fees and expenses were included, performance would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[40]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:   2nd quarter 2009:     15.80%
Worst:  4th quarter 2008:    -21.99%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table compares the Fund's returns for each period with those of the S&P 500® Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

(Columbia Large Cap Index Fund AB) | (Columbia Large Cap Index Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.45%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	249
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	564
Annual Return 2001	rr_AnnualReturn2001	(12.45%)
Annual Return 2002	rr_AnnualReturn2002	(22.57%)
Annual Return 2003	rr_AnnualReturn2003	27.98%
Annual Return 2004	rr_AnnualReturn2004	10.45%
Annual Return 2005	rr_AnnualReturn2005	4.51%
Annual Return 2006	rr_AnnualReturn2006	15.39%
Annual Return 2007	rr_AnnualReturn2007	5.12%
Annual Return 2008	rr_AnnualReturn2008	(37.22%)
Annual Return 2009	rr_AnnualReturn2009	26.03%
Annual Return 2010	rr_AnnualReturn2010	14.62%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 5.82%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.99%)
1 Year	rr_AverageAnnualReturnYear01	14.62%
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	0.97%
(Columbia Large Cap Index Fund AB) | (Columbia Large Cap Index Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.36%
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	0.65%
(Columbia Large Cap Index Fund AB) | (Columbia Large Cap Index Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	1.60%
10 Years	rr_AverageAnnualReturnYear10	0.70%
(Columbia Large Cap Index Fund AB) | (Columbia Large Cap Index Fund) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[21]
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.20%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	619
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	678
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	857
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,243
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	119
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	378
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	657
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,243
1 Year	rr_AverageAnnualReturnYear01	8.76%
5 Years	rr_AverageAnnualReturnYear05	0.78%
10 Years	rr_AverageAnnualReturnYear10	0.58%
(Columbia Large Cap Index Fund AB) | (Columbia Large Cap Index Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
(Columbia Large Cap Index Fund Z) | (Columbia Large Cap Index Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor's (S&P) 500® Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the Standard & Poor's (S&P) 500® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P 500® Index.

Different common stocks have different weightings in the S&P 500® Index, depending on the amount of stock outstanding and the stock's current price. In seeking to match the performance of the S&P 500® Index, Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), attempts to allocate the Fund's assets among common stocks in approximately the same weightings as the S&P 500® Index. The Fund may buy shares of Ameriprise Financial, Inc., an affiliate of the Adviser, which is currently included in the S&P 500® Index, subject to certain restrictions.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P 500® Index and the Fund's investment results, before fees and expenses. The Fund's ability to track the S&P 500® Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P 500® Index, changes in the number of shares issued by the companies represented in the S&P 500® Index, and by the timing and amount of shareholder purchases and redemptions.

The Adviser may sell a stock when the stock's percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Index Risk -- The Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Quantitative Model Risk -- The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Adviser's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[41]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:   2nd quarter 2009:     15.86%
Worst:  4th quarter 2008:    -21.97%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table compares the Fund's returns for each period with those of the S&P 500® Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Large Cap Index Fund Z) | (Columbia Large Cap Index Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.20%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	17
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	61
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	110
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	252
Annual Return 2001	rr_AnnualReturn2001	(12.20%)
Annual Return 2002	rr_AnnualReturn2002	(22.39%)
Annual Return 2003	rr_AnnualReturn2003	28.28%
Annual Return 2004	rr_AnnualReturn2004	10.73%
Annual Return 2005	rr_AnnualReturn2005	4.82%
Annual Return 2006	rr_AnnualReturn2006	15.65%
Annual Return 2007	rr_AnnualReturn2007	5.37%
Annual Return 2008	rr_AnnualReturn2008	(37.08%)
Annual Return 2009	rr_AnnualReturn2009	26.41%
Annual Return 2010	rr_AnnualReturn2010	14.88%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 5.93%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.97%)
1 Year	rr_AverageAnnualReturnYear01	14.88%
5 Years	rr_AverageAnnualReturnYear05	2.18%
10 Years	rr_AverageAnnualReturnYear10	1.23%
(Columbia Large Cap Index Fund Z) | (Columbia Large Cap Index Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	1.84%
10 Years	rr_AverageAnnualReturnYear10	0.84%
(Columbia Large Cap Index Fund Z) | (Columbia Large Cap Index Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.05%
5 Years	rr_AverageAnnualReturnYear05	1.81%
10 Years	rr_AverageAnnualReturnYear10	0.89%
(Columbia Large Cap Index Fund Z) | (Columbia Large Cap Index Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
(Columbia Mid Cap Index Fund AI) | (Columbia Mid Cap Index Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor's (S&P) MidCap 400® Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A or Class I shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P MidCap 400® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P MidCap 400® Index.

Different common stocks have different weightings in the S&P MidCap 400® Index, depending on the amount of stock outstanding and the stock's current price. In seeking to match the performance of the S&P MidCap 400® Index, Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), attempts to allocate the Fund's assets among common stocks in approximately the same weightings as the S&P MidCap 400® Index.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P MidCap 400® Index and the Fund's investment results, before fees and expenses. The Fund's ability to track the S&P MidCap 400® Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P MidCap 400® Index, changes in the number of shares issued by the companies represented in the S&P MidCap 400® Index, and by the timing and amount of shareholder purchases and redemptions.

The Adviser may sell a stock when the stock's percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Index Risk -- The Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Quantitative Model Risk -- The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Adviser's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class I shares prior to September 27, 2010, the date Class I shares commenced operations, are the returns of Class Z shares of the Fund, which are not offered in this prospectus. Class I shares would have annual returns substantially similar to those of Class Z shares because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class I shares and Class Z shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[47]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:   3rd quarter 2009:     19.84%
Worst:  4th quarter 2008:    -25.53%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table compares the Fund's returns for each period with those of the S&P MidCap 400® Index, a market-value weighted index that tracks the performance of 400 mid-cap U.S. companies.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

(Columbia Mid Cap Index Fund AI) | (Columbia Mid Cap Index Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.10%	[17]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.56%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	168
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	690
Annual Return 2001	rr_AnnualReturn2001	(1.21%)
Annual Return 2002	rr_AnnualReturn2002	(15.18%)
Annual Return 2003	rr_AnnualReturn2003	34.79%
Annual Return 2004	rr_AnnualReturn2004	15.96%
Annual Return 2005	rr_AnnualReturn2005	12.31%
Annual Return 2006	rr_AnnualReturn2006	9.96%
Annual Return 2007	rr_AnnualReturn2007	7.64%
Annual Return 2008	rr_AnnualReturn2008	(36.26%)
Annual Return 2009	rr_AnnualReturn2009	36.79%
Annual Return 2010	rr_AnnualReturn2010	26.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 9.17%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.53%)
1 Year	rr_AverageAnnualReturnYear01	26.05%
5 Years	rr_AverageAnnualReturnYear05	5.40%
10 Years	rr_AverageAnnualReturnYear10	6.70%
(Columbia Mid Cap Index Fund AI) | (Columbia Mid Cap Index Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.82%
5 Years	rr_AverageAnnualReturnYear05	4.46%
10 Years	rr_AverageAnnualReturnYear10	5.83%
(Columbia Mid Cap Index Fund AI) | (Columbia Mid Cap Index Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.21%
5 Years	rr_AverageAnnualReturnYear05	4.40%
10 Years	rr_AverageAnnualReturnYear10	5.57%
(Columbia Mid Cap Index Fund AI) | (Columbia Mid Cap Index Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%	[17]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.24%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	72
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	129
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	299
1 Year	rr_AverageAnnualReturnYear01	26.45%
5 Years	rr_AverageAnnualReturnYear05	5.68%
10 Years	rr_AverageAnnualReturnYear10	6.98%
(Columbia Mid Cap Index Fund AI) | (Columbia Mid Cap Index Fund) | S&P MidCap 400 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.64%
5 Years	rr_AverageAnnualReturnYear05	5.73%
10 Years	rr_AverageAnnualReturnYear10	7.16%
(Columbia Mid Cap Index Fund Z) | (Columbia Mid Cap Index Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor's (S&P) MidCap 400® Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P MidCap 400® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P MidCap 400® Index.

Different common stocks have different weightings in the S&P MidCap 400® Index, depending on the amount of stock outstanding and the stock's current price. In seeking to match the performance of the S&P MidCap 400® Index, Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), attempts to allocate the Fund's assets among common stocks in approximately the same weightings as the S&P MidCap 400® Index.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P MidCap 400® Index and the Fund's investment results, before fees and expenses. The Fund's ability to track the S&P MidCap 400® Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P MidCap 400® Index, changes in the number of shares issued by the companies represented in the S&P MidCap 400® Index, and by the timing and amount of shareholder purchases and redemptions.

The Adviser may sell a stock when the stock's percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Index Risk -- The Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Quantitative Model Risk -- The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Adviser's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[48]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:   3rd quarter 2009:     19.89%
Worst:  4th quarter 2008:    -25.45%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table compares the Fund's returns for each period with those of the S&P MidCap 400® Index, a market-value weighted index that tracks the performance of 400 mid-cap U.S. companies.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Mid Cap Index Fund Z) | (Columbia Mid Cap Index Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%	[17]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.31%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	88
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	382
Annual Return 2001	rr_AnnualReturn2001	(0.92%)
Annual Return 2002	rr_AnnualReturn2002	(15.01%)
Annual Return 2003	rr_AnnualReturn2003	35.17%
Annual Return 2004	rr_AnnualReturn2004	16.38%
Annual Return 2005	rr_AnnualReturn2005	12.45%
Annual Return 2006	rr_AnnualReturn2006	10.25%
Annual Return 2007	rr_AnnualReturn2007	7.95%
Annual Return 2008	rr_AnnualReturn2008	(36.11%)
Annual Return 2009	rr_AnnualReturn2009	37.06%
Annual Return 2010	rr_AnnualReturn2010	26.44%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 9.29%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.45%)
1 Year	rr_AverageAnnualReturnYear01	26.44%
5 Years	rr_AverageAnnualReturnYear05	5.67%
10 Years	rr_AverageAnnualReturnYear10	6.98%
(Columbia Mid Cap Index Fund Z) | (Columbia Mid Cap Index Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.16%
5 Years	rr_AverageAnnualReturnYear05	4.69%
10 Years	rr_AverageAnnualReturnYear10	6.05%
(Columbia Mid Cap Index Fund Z) | (Columbia Mid Cap Index Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.52%
5 Years	rr_AverageAnnualReturnYear05	4.63%
10 Years	rr_AverageAnnualReturnYear10	5.79%
(Columbia Mid Cap Index Fund Z) | (Columbia Mid Cap Index Fund) | S&P MidCap 400 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.64%
5 Years	rr_AverageAnnualReturnYear05	5.73%
10 Years	rr_AverageAnnualReturnYear10	7.16%
(Columbia Small Cap Index Fund ABR4) | (Columbia Small Cap Index Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor's (S&P) SmallCap 600® Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, or Class R4 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P SmallCap 600® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P SmallCap 600® Index.

Different common stocks have different weightings in the S&P SmallCap 600® Index, depending on the amount of stock outstanding and the stock's current price. In seeking to match the performance of the S&P SmallCap 600® Index, Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), attempts to allocate the Fund's assets among common stocks in approximately the same weightings as the S&P SmallCap 600® Index.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P SmallCap 600® Index and the Fund's investment results, before fees and expenses. The Fund's ability to track the S&P SmallCap 600® Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P SmallCap 600® Index, changes in the number of shares issued by the companies represented in the S&P SmallCap 600® Index, and by the timing and amount of shareholder purchases and redemptions.

The Adviser may sell a stock when the stock's percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Index Risk -- The Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Quantitative Model Risk -- The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Adviser's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class B and Class R4 shares commenced operations on March 7, 2011; therefore calendar year performance information for these share classes is not yet available. Class B shares and Class R4 shares would have annual returns substantially similar to those of Class A shares because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class A shares have not been adjusted to reflect any differences in expenses between Class B shares or Class R4 shares and Class A shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[45]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:   2nd quarter 2009:     21.02%
Worst:  4th quarter 2008:    -25.03%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the S&P SmallCap 600® Index, that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the NYSE Amex and the NASDAQ.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Small Cap Index Fund ABR4) | (Columbia Small Cap Index Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	567
Annual Return 2001	rr_AnnualReturn2001	5.66%
Annual Return 2002	rr_AnnualReturn2002	(15.37%)
Annual Return 2003	rr_AnnualReturn2003	37.94%
Annual Return 2004	rr_AnnualReturn2004	22.08%
Annual Return 2005	rr_AnnualReturn2005	7.14%
Annual Return 2006	rr_AnnualReturn2006	14.62%
Annual Return 2007	rr_AnnualReturn2007	(0.66%)
Annual Return 2008	rr_AnnualReturn2008	(31.00%)
Annual Return 2009	rr_AnnualReturn2009	25.19%
Annual Return 2010	rr_AnnualReturn2010	25.71%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 7.60%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.03%)
1 Year	rr_AverageAnnualReturnYear01	25.71%
5 Years	rr_AverageAnnualReturnYear05	4.34%
10 Years	rr_AverageAnnualReturnYear10	7.15%
(Columbia Small Cap Index Fund ABR4) | (Columbia Small Cap Index Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.46%
5 Years	rr_AverageAnnualReturnYear05	3.06%
10 Years	rr_AverageAnnualReturnYear10	6.27%
(Columbia Small Cap Index Fund ABR4) | (Columbia Small Cap Index Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.01%
5 Years	rr_AverageAnnualReturnYear05	3.42%
10 Years	rr_AverageAnnualReturnYear10	6.05%
(Columbia Small Cap Index Fund ABR4) | (Columbia Small Cap Index Fund) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[21]
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	622
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	681
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,246
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	122
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	381
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	660
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,246
(Columbia Small Cap Index Fund ABR4) | (Columbia Small Cap Index Fund) | Class R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	567
(Columbia Small Cap Index Fund ABR4) | (Columbia Small Cap Index Fund) | S&P SmallCap 600 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.31%
5 Years	rr_AverageAnnualReturnYear05	4.64%
10 Years	rr_AverageAnnualReturnYear10	7.66%
(Columbia Small Cap Index Fund Z) | (Columbia Small Cap Index Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor's (S&P) SmallCap 600® Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P SmallCap 600® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P SmallCap 600® Index.

Different common stocks have different weightings in the S&P SmallCap 600® Index, depending on the amount of stock outstanding and the stock's current price. In seeking to match the performance of the S&P SmallCap 600® Index, Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), attempts to allocate the Fund's assets among common stocks in approximately the same weightings as the S&P SmallCap 600® Index.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P SmallCap 600® Index and the Fund's investment results, before fees and expenses. The Fund's ability to track the S&P SmallCap 600® Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P SmallCap 600® Index, changes in the number of shares issued by the companies represented in the S&P SmallCap 600® Index, and by the timing and amount of shareholder purchases and redemptions.

The Adviser may sell a stock when the stock's percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Index Risk -- The Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Quantitative Model Risk -- The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Adviser's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[46]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During this Period

Best:   2nd quarter 2009:     21.13%
Worst:  4th quarter 2008:    -24.99%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the S&P SmallCap 600® Index, that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the NYSE Amex and the NASDAQ.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Small Cap Index Fund Z) | (Columbia Small Cap Index Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	64
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	113
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	255
Annual Return 2001	rr_AnnualReturn2001	6.06%
Annual Return 2002	rr_AnnualReturn2002	(15.18%)
Annual Return 2003	rr_AnnualReturn2003	38.35%
Annual Return 2004	rr_AnnualReturn2004	22.33%
Annual Return 2005	rr_AnnualReturn2005	7.46%
Annual Return 2006	rr_AnnualReturn2006	14.90%
Annual Return 2007	rr_AnnualReturn2007	(0.39%)
Annual Return 2008	rr_AnnualReturn2008	(30.84%)
Annual Return 2009	rr_AnnualReturn2009	25.52%
Annual Return 2010	rr_AnnualReturn2010	26.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of March 31, 2011: 7.64%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.99%)
1 Year	rr_AverageAnnualReturnYear01	26.06%
5 Years	rr_AverageAnnualReturnYear05	4.60%
10 Years	rr_AverageAnnualReturnYear10	7.44%
(Columbia Small Cap Index Fund Z) | (Columbia Small Cap Index Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.77%
5 Years	rr_AverageAnnualReturnYear05	3.26%
10 Years	rr_AverageAnnualReturnYear10	6.48%
(Columbia Small Cap Index Fund Z) | (Columbia Small Cap Index Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.29%
5 Years	rr_AverageAnnualReturnYear05	3.62%
10 Years	rr_AverageAnnualReturnYear10	6.25%
(Columbia Small Cap Index Fund Z) | (Columbia Small Cap Index Fund) | S&P SmallCap 600 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.31%
5 Years	rr_AverageAnnualReturnYear05	4.64%
10 Years	rr_AverageAnnualReturnYear10	7.66%
[1]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rate of 0.17% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[2]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[3]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rate of 0.86% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[4]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rate of 0.91% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[5]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rate of 1.04% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[6]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rate of 1.06% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[7]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 0.42% and 1.17% of the Fund's average daily net assets attributable to Class A and Class B shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[8]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 0.45% and 0.19% of the Fund's average daily net assets attributable to Class A and Class I shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[9]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 1.11%, 1.86%, 1.86% and 0.75% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class I shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[10]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 1.11%, 1.86%, 1.86%, 0.75%, 1.36% and 1.11% of the Fund's average daily net assets attributable to Class A, Class B, Class C, Class I, Class R and Class W shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[11]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 1.16%, 1.91%, 1.91%, 0.81%, and 1.16% of the Fund's average daily net assets attributable to Class A, Class B, Class C, Class I, and Class W shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[12]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 1.29%, 2.04%, 2.04%, 0.87%, 1.54% and 1.29% of the Fund's average daily net assets attributable to Class A, Class B, Class C, Class I, Class R and Class W shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[13]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 1.31%, 2.06%, 2.06%, 0.90% and 1.56% of the Fund's average daily net assets attributable to Class A, Class B, Class C, Class I and Class R shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[14]	Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to waive a portion of the advisory fee so that the net management fees would be 0.55%, 0.60%, 0.65%, and 0.70% in the fiscal periods ending June 30, 2012, June 30, 2013, June 30, 2014 and June 30, 2015, respectively.
[15]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[16]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[17]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[18]	The Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rate of 0.70% of the Fund's average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[19]	The Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 0.95%, 0.63%, and 1.20% of the Fund's average daily net assets attributable to Class A, Class I, and Class R shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.
[20]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
[21]	This charge decreases over time.
[22]	Year-to-date return as of March 31, 2011: 4.84%
[23]	Year-to-date return as of March 31, 2011: 4.91%
[24]	Year-to-date return as of March 31, 2011: 5.45%
[25]	Year-to-date return as of March 31, 2011: 5.55%
[26]	Year-to-date return as of March 31, 2011: 6.71%
[27]	Year-to-date return as of March 31, 2011: 6.82%
[28]	Year-to-date return as of March 31, 2011: 6.90%
[29]	Year-to-date return as of March 31, 2011: 11.13%
[30]	Year-to-date return as of March 31, 2011: 11.17%
[31]	Year-to-date return as of March 31, 2011: 3.71%
[32]	Year-to-date return as of March 31, 2011: 3.77%
[33]	Year-to-date return as of March 31, 2011: 3.82%
[34]	Year-to-date return as of March 31, 2011: 4.63%
[35]	Year-to-date return as of March 31, 2011: 4.65%
[36]	Year-to-date return as of March 31, 2011: 5.26%
[37]	Year-to-date return as of March 31, 2011: 5.36%
[38]	Year-to-date return as of March 31, 2011: 5.66%
[39]	Year-to-date return as of March 31, 2011: 5.68%
[40]	Year-to-date return as of March 31, 2011: 5.82%
[41]	Year-to-date return as of March 31, 2011: 5.93%
[42]	Year-to-date return as of March 31, 2011: 7.22%
[43]	Year-to-date return as of March 31, 2011: 7.28%
[44]	Year-to-date return as of March 31, 2011: 7.31%
[45]	Year-to-date return as of March 31, 2011: 7.60%
[46]	Year-to-date return as of March 31, 2011: 7.64%
[47]	Year-to-date return as of March 31, 2011: 9.17%
[48]	Year-to-date return as of March 31, 2011: 9.29%
[49]	Year-to-date return as of March 31, 2011: 9.58%
[50]	Year-to-date return as of March 31, 2011: 9.74%